EMPLOYEE BENEFIT PLANS - Schedule of Fair Value of Separate Accounts by Assets Category (Details) - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	$ 49,545	$ 46,160	$ 47,295
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	49,545	46,160	$ 47,295
Defined Benefit Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	20,524	21,607
Defined Benefit Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	29,021	24,553
Defined Benefit Plans | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	463	2,186
Defined Benefit Plans | Cash | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	463	2,186
Defined Benefit Plans | Cash | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Defined Benefit Plans | Growth funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	7,262	5,705
Defined Benefit Plans | Growth funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	7,262	5,705
Defined Benefit Plans | Growth funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Defined Benefit Plans | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	1,236	2,245
Defined Benefit Plans | Real estate funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	1,236	2,245
Defined Benefit Plans | Real estate funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Defined Benefit Plans | Commodity linked funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	544	1,780
Defined Benefit Plans | Commodity linked funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	544	1,780
Defined Benefit Plans | Commodity linked funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Defined Benefit Plans | Equity income funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	4,767	3,700
Defined Benefit Plans | Equity income funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	4,767	3,700
Defined Benefit Plans | Equity income funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Defined Benefit Plans | Index funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	2,873	2,210
Defined Benefit Plans | Index funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	2,763	2,156
Defined Benefit Plans | Index funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	110	54
Defined Benefit Plans | International equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	1,986	1,496
Defined Benefit Plans | International equity funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	260	225
Defined Benefit Plans | International equity funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	1,726	1,271
Defined Benefit Plans | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	3,462	3,672
Defined Benefit Plans | Fixed income funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	1,723	1,577
Defined Benefit Plans | Fixed income funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	1,739	2,095
Defined Benefit Plans | Master limited partnerships
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	1,506	2,033
Defined Benefit Plans | Master limited partnerships | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	1,506	2,033
Defined Benefit Plans | Master limited partnerships | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Defined Benefit Plans | Government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	6,400	5,955
Defined Benefit Plans | Government securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Defined Benefit Plans | Government securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	6,400	5,955
Defined Benefit Plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	7,301	7,315
Defined Benefit Plans | Corporate bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Defined Benefit Plans | Corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	7,301	7,315
Defined Benefit Plans | Common/collective trusts
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	11,745	7,863
Defined Benefit Plans | Common/collective trusts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Defined Benefit Plans | Common/collective trusts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	$ 11,745	$ 7,863